MEZZANINE EQUITY	12 Months Ended
Dec. 31, 2016
MEZZANINE EQUITY

NOTE 11 – MEZZANINE EQUITY

Three Class A Unit holders (“Class A Unit Holders”) with a combined unit holding of 73,590 Class A Units have been granted additional rights to cause Trilogy to repurchase their Class A Units as follows:

•	These three Class A Unit Holders have the right, prior to the occurrence of an initial public offering (“IPO”), to request that the Company elect, in the Company’s sole discretion, to use commercially reasonable best efforts to effect one of the following transactions within 12 months of the Class A Unit Holder’s request: (i) repurchase the Class A Unit Holder’s outstanding units at fair market value; (ii) cause an IPO to occur; or (iii) enter into a binding agreement to sell the Company.

•	If an IPO has not occurred prior to the sale of substantially all of the assets of or more than 50% of the outstanding equity interest in 2degrees, two of these three Class A Unit Holders have the option to require the Company to purchase as many of the Class A Unit Holder’s outstanding Company units as equal to (i) the net proceeds received from the sale of 2degrees divided by (ii) the fair market value of the Class A Units.

The Class A Unit redemption rights were effected in the Fifth Amended and Restated LLC Agreement among Trilogy International Partners LLC and its members. The Company has recorded these Class A Units in the mezzanine section of the accompanying consolidated balance sheets and not members’ equity (deficit) because the redemption of these Class A Units are not exclusively in the Company’s control. The Class A Unit rights became redeemable based on the following schedule:

Date when redemption right became exercisable	Redeemable Class A Units
July 30, 2014	48,590
December 24, 2015	25,000

Total redeemable units	73,590

The Class A units included within mezzanine equity were recorded at fair value on the date of issuance and have been adjusted to the greater of their carrying amount or redemption value as of December 31, 2016 and 2015.